Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-09-30	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Sep. 30, 2024
Restatement does not require Recovery	In preparing the condensed consolidated financial statements as of September 30, 2024, we identified errors in our previously issued financial statements related to our historical conclusions of principal vs. agent accounting of certain reseller arrangements under ASC 606. The identified errors impacted our previously issued 2021 and 2022 annual financial statements, 2023 quarterly and annual financial statements, and 2024 quarterly financial statements through June 30, 2024.
As such, we made adjustments to correct the prior period amounts presented in our 2024 Annual Report. Furthermore, we made adjustments to correct for other previously identified immaterial errors, as described in Notes 23 and 24 to our consolidated financial statements for the fiscal year ended December 31, 2024 within our 2024 Annual Report (the
“Revision”).
Under the Clawback Policy, we are required to recover any erroneously paid incentive-based compensation “received” by executive officers during the three fiscal years preceding a restatement or revision. As a result of the Revision, we conducted an analysis regarding whether recovery would be required in accordance with the Clawback Policy. We concluded that awards under our 2018 CEO Performance Award and 2019 XSPP were not subject to potential clawback as all amounts were received prior to October 2, 2023. Furthermore, awards under our 2024 Employee XSP and 2024 CEO
Performance Award were not subject to potential clawback because no payments had been made under the programs prior to the Revision.
Accordingly, we concluded that only the annual cash incentives in respect of fiscal year 2023 were affected by the Revision and subject to potential clawback under the Clawback Policy. Of the four metrics that determined cash incentive payouts in respect of fiscal 2023, only Revenue and Adjusted EBITDA margin were affected by the Revision. Although the Revision resulted in a reduction in Revenue, the total payout remained at the 200% maximum. Furthermore, the Revision resulted in an increase to Adjusted EBITDA margin, which would have led to a greater payout of the 2023 cash incentives if based on the revised financial statements. Therefore, we concluded that no recovery of erroneously awarded incentive-based compensation was required as a result of the Revision.